FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:           /  /     (a)

                  or fiscal year ending:   12/31/03    (b)


Is this a transition report?  (Y/N)  N
                                     -------------


Is this an amendment to a previous filing? (Y/N)   N
                                                  --------------


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.A. Registrant Name: Sentry Variable Account I

  B. File Number: 811-03901

  C. Telephone Number: 315-453-6308

2.A. Street: 220 Salina Meadows Parkway, Suite 255

  B. City: Syracuse      C. State: NY    D. Zip Code: 13212   Zip Ext.:______

  E. Foreign Country:____________________    Foreign Postal Code:________

3. Is this the first filing on this form by Registrant? (Y/N) N

4. Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes) complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N) Y
   [If answer is "Y" (Yes) complete only items 111 through 132.]

7.A. Is Registrant a series or multiple portfolio company? (Y/N) N
     [If answer is "N" (No), go to item 8.]

  B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending  12/31/03                          If filing more than one
                  -------------------
File number 811-  03901                              Page 47, "X" box:
                 --------------------
                                                                       [   ]


UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name:_____________________________________________________

    B.[/] File Number (If any)________________________________________________

    C.[/] City:___________________ State:_____ Zip Code:______ Zip Ext.______

      [/] Foreign Country:_______________ Foreign Postal Code:________


111.A.[/] Depositor Name:_____________________________________________________

    B.[/] File Number (If any)________________________________________________

    C.[/] City:___________________ State:_____ Zip Code:______ Zip Ext.______

      [/] Foreign Country:_______________ Foreign Postal Code:________


112.A.[/] Sponsor Name:_______________________________________________________

    B.[/] File Number (If any)________________________________________________

    C.[/] City:___________________ State:_____ Zip Code:______ Zip Ext.______

      [/] Foreign Country:_______________ Foreign Postal Code:________


112.A.[/] Sponsor Name:_______________________________________________________

    B.[/] File Number (If any)________________________________________________

    C.[/] City:___________________ State:_____ Zip Code:______ Zip Ext.______

      [/] Foreign Country:_______________ Foreign Postal Code:________

For period ending  12/31/03                         If filing more than one
                  -------------------
File number 811-  03901                             Page 48, "X" box:
                 --------------------
                                                                      [   ]

113.A.[/] Trustee Name:_______________________________________________________

    B.[/] City:___________________ State:_____ Zip Code:______ Zip Ext.______

      [/] Foreign Country:_______________ Foreign Postal Code:________


113.A.[/] Trustee Name:_______________________________________________________

    B.[/] City:___________________ State:_____ Zip Code:______ Zip Ext.______

      [/] Foreign Country:_______________ Foreign Postal Code:________


114.A.[/] Principal Underwriter Name:_________________________________________

    B.[/] File Number 8-________

    C.[/] City:___________________ State:_____ Zip Code:______ Zip Ext.______

      [/] Foreign Country:_______________ Foreign Postal Code:________


114.A.[/] Principal Underwriter Name:_________________________________________

    B.[/] File Number 8-_________

    C.[/] City:___________________ State:_____ Zip Code:______ Zip Ext.______

      [/] Foreign Country:_______________ Foreign Postal Code:________


115.A.[/] Independent Public Accountant Name:_________________________________

    B.[/] City:___________________ State:_____ Zip Code:______ Zip Ext.______

      [/] Foreign Country:_______________ Foreign Postal Code:________


115.A.[/] Independent Public Accountant Name:_________________________________

    B.[/] City:___________________ State:_____ Zip Code:______ Zip Ext.______

      [/] Foreign Country:_______________ Foreign Postal Code:________

For period ending  12/31/03                      If filing more than one
                  -------------------
File number 811-  03901                          Page 49, "X" box:
                 --------------------
                                                                   [  ]

116. Family of investment companies information:

     A.[/] Is Registrant part of a family of investment
           companies? (Y/N)____________                         _______________
                                                                 Y/N
     B.[/] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __

             (NOTE: In filing this form, use this identification
              consistently for all investment companies in family. This designation is for purposes of this form only.)

117.A.[/] Is Registrant a separate account of an insurance
          company? (Y/N)__________                              _______________
                                                                 Y/N
      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

    B.[/] Variable annuity contracts? (Y/N)__________           _______________
                                                                 Y/N
    C.[/] Scheduled premium variable life
          contracts? (Y/N)__________                            _______________
                                                                 Y/N
    D.[/] Flexible premium variable life
          contracts? (Y/N)__________                            _______________
                                                                 Y/N
    E.[/] Other types of insurance products registered under the
          Securities Act of 1933? (Y/N)   Y/N

118.[/] State the number of series existing at the end of the period that had securities registered under the
        Securities Act of 1933 (Y/N)__________                   ______________
                                                                  Y/N
119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became
        effective during the period __________                   ______________

120.[/] State the total value of the portfolio securities on the date of deposit for the new series included in
        item 119 ($000's omitted) __________                    $______________

121.[/] State the number of series for which a current
        prospectus was in existence at
        end of the period __________                             ______________

122.[/] State the number of existing series for which
        additional units were registered under the Securities
        Act of 1933 during the current period __________         ______________

For period ending  12/31/03                         If filing more than one
                  -------------------
File number 811-  03901                             Page 50, "X" box:
                 --------------------
                                                                      [   ]


123.[/] State the total value of the additional units considered
        in answering item 122 ($000's omitted)__________       $_______________

124.[/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted} __________                           $_______________

125.[/]  State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of
         units of all series of Registrant
         ($000's omitted) __________                           $_______________

126.     Of the amount shown in item 125, state the total dollar
         amount of sales loads collected from secondary
         market operations in Registrant's units (include the
         sales loads, if any, collected on units of a prior
         series placed in the portfolio of a subsequent series)
         ($000's omitted)                                      $            0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                    Number of    Total Assets     Total Income
                                     Series        ($000's        Distribution
                                    Investing      omitted)     ($000's omitted)

A. U.S. Treasury direct issue

B. U.S. Government Agency

C. State and municipal tax-free

D. Public utility debt

E. Brokers or dealers debt or
   debt of brokers' or
   dealers' parent

F. All other corporate intermed.
   & long-term debt

G. All other corporate short-term
   debt

H. Equity securities of brokers or
   dealers or parents of brokers
   or dealers

I. Investment company equity
   securities

J. All other equity securities         1           $1,054               0

K. Other securities

L. Total assets of all series of
   registrant                                      $1,054

For period ending  12/31/03                     If filing more than one
                  -------------------
File number 811-  03901                         Page 51, "X" box:
                 --------------------
                                                                   [   ]


128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
        other than the issuer? (Y/N)__________                  _______________
                                                                 Y/N
        [If answer is "N" (No), go to item 131.]

129.[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
        end of the current period? (Y/N)__________              _______________
                                                                 Y/N
         [If answer is "N" (No), go to item 131.]

130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
        item 129 derived from insurance or
        guarantees? (Y/N)__________                             _______________
                                                                 Y/N

131.[/] Total expenses incurred by all series of Registrant during the current reporting period
        ($000's omitted)__________                             $            10

132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


811-            811-           811-           811-          811-
    --------        -------        --------       --------      --------

811-            811-           811-           811-          811-
    --------        -------        --------       --------      --------

811-            811-           811-           811-          811-
    --------        -------        --------       --------      --------

811-            811-           811-           811-          811-
    --------        -------        --------       --------      --------

811-            811-           811-           811-          811-
    --------        -------        --------       --------      --------

811-            811-           811-           811-          811-
    --------        -------        --------       --------      --------

811-            811-           811-           811-          811-
    --------        -------        --------       --------      --------

811-            811-           811-           811-          811-
    --------        -------        --------       --------      --------

811-            811-           811-           811-          811-
    --------        -------        --------       --------      --------

This report is signed on behalf of the Registrant in the City of Stevens Point and State of Wisconsin on this 9th day of February, 2004.

                          SENTRY VARIABLE ACCOUNT I (Registrant)
                          SENTRY LIFE INSURANCE COMPANY OF NEW YORK (Depositor)



                          s/William M. O'Reilly
                          -----------------------------------------------------
                          William M. O'Reilly, Secretary

WITNESS:

s/Mary Fruin
----------------------------